Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 7,286	$ 1,036	$ 209
Deferred	20,260	36,326	4,609
Total income tax expense	$ 27,546	$ 37,362	$ 4,818